FUTURE POLICY BENEFITS - Schedule of Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 338	$ 1,313	$ 761	$ 2,005
Interest Expense	105	137	221	203
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	101	222	206	335
Interest Expense	$ 21	$ 39	$ 41	$ 59